Cash and Cash Equivalents and Short-term and Long-term Investments (Tables)	9 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Investments

The following is a summary of cash, cash equivalents and investments as of December 31, 2016 and March 31, 2016:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
December 31, 2016:
Cash and cash equivalents due in 90 days or less	$47,862	$—	$—	$47,862
Investments:
U.S. treasury securities due in one year or less	6,993	2	—	6,995
Non-U.S. government securities due in one year or less	14,518	—	(19)	14,499
Corporate securities due in one year or less	32,987	—	(58)	32,929
Corporate securities due in more than one year	3,001	—	(6)	2,995
Total investments	57,499	2	(83)	57,418
Total cash, cash equivalents and investments	$105,361	$2	$(83)	$105,280
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
March 31, 2016:
Cash and cash equivalents due in 90 days or less	$106,140	$—	$—	$106,140